SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 4) (USD $)	3 Months Ended									12 Months Ended						3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended		12 Months Ended							12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Mar. 31, 2013 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Mar. 31, 2013 Retained Earnings (Accumulated Deficit)	Dec. 31, 2011 Retained Earnings (Accumulated Deficit)	Dec. 31, 2010 Retained Earnings (Accumulated Deficit)	Mar. 31, 2013 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Mar. 31, 2013 Parent	Mar. 31, 2012 Parent	Dec. 31, 2012 Parent	Dec. 31, 2011 Parent	Dec. 31, 2010 Parent	Dec. 31, 2012 Parent Common Stock	Dec. 31, 2011 Parent Common Stock	Dec. 31, 2010 Parent Common Stock	Dec. 31, 2009 Parent Common Stock	Dec. 31, 2012 Parent Additional Paid-In Capital	Dec. 31, 2011 Parent Additional Paid-In Capital	Dec. 31, 2010 Parent Additional Paid-In Capital	Dec. 31, 2012 Parent Retained Earnings (Accumulated Deficit)	Dec. 31, 2011 Parent Retained Earnings (Accumulated Deficit)	Dec. 31, 2010 Parent Retained Earnings (Accumulated Deficit)	Dec. 31, 2012 Parent Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Parent Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Parent Accumulated Other Comprehensive Income (Loss)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests, Tax Effect										$ 0	$ 9,798,000	$ 0
Increase (Decrease) in Stockholders' Equity
Beginning Balance (Shares)	100				100					100			100.0	100.0	100.0										100	100	100	100					100
Beginning Balance	2,917,528,000				2,628,854,000				2,502,429,000	2,628,854,000	2,502,429,000	2,461,948,000	0	0	0	3,509,998,000	3,473,625,000	3,452,019,000	(565,597,000)	(816,376,000)	(1,003,915,000)	(26,892,000)	(28,414,000)	37,823,000	2,917,509,000	2,628,835,000	2,628,835,000	2,485,927,000	2,444,655,000	0	0	0	0	3,473,625,000	3,452,019,000	3,410,518,000	(816,376,000)	(1,003,915,000)	(962,532,000)	(28,414,000)	37,823,000	(3,331,000)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	26,483,000	(28,300,000)	251,300,000	101,000,000	(48,241,000)	58,800,000	212,600,000	62,100,000	(123,000,000)	275,779,000	210,489,000	(18,383,000)													26,483,000	(48,241,000)	275,779,000	210,489,000	(18,383,000)								275,779,000	210,489,000	(18,383,000)
Dividends paid to Hertz Global Holdings, Inc.	467,248,000									(25,000,000)	(22,950,000)	(23,000,000)							467,248,000								(25,000,000)	(22,950,000)	(23,000,000)								(25,000,000)	(22,950,000)	(23,000,000)
Other comprehensive income	(24,273,000)				32,338,000					1,522,000	(66,237,000)	41,154,000										24,273,000			(24,273,000)	32,338,000	1,522,000	(66,237,000)	41,154,000											1,522,000	(66,237,000)	41,154,000
Stock-based employee compensation charges, net of tax of $0	7,984,000									29,855,000	31,093,000	36,560,000				7,984,000											29,855,000	31,093,000	36,560,000					29,855,000	31,093,000	36,560,000
Excess tax benefits from exercise of stock options												(258,000)																	(258,000)							(258,000)
Acquisition of remaining portion of non-controlling interest, net of tax of $9,798											(28,230,000)																	(15,287,000)							(15,287,000)
Proceeds from employee stock purchase plan	1,414,000									5,030,000	4,208,000	3,774,000				1,414,000											5,030,000	4,208,000	3,774,000					5,030,000	4,208,000	3,774,000
Hertz Holdings common and phantom shares issued to Directors										1,488,000	1,592,000	1,425,000															1,488,000	1,592,000	1,425,000					1,488,000	1,592,000	1,425,000
Ending Balance (Shares)	100	100				100				100	100		100.0	100.0	100.0												100	100	100				100
Ending Balance	2,462,033,000	2,917,528,000				2,628,854,000				2,917,528,000	2,628,854,000	2,502,429,000	0	0	0		3,473,625,000	3,452,019,000		(816,376,000)	(1,003,915,000)		(28,414,000)	37,823,000	2,462,014,000		2,917,509,000	2,628,835,000	2,485,927,000	0	0	0	0	3,509,998,000	3,473,625,000	3,452,019,000	(565,597,000)	(816,376,000)	(1,003,915,000)	(26,892,000)	(28,414,000)	37,823,000
Adjustment to Additional Paid in Capital, Income Tax Effect from Share-based Compensation, Net										399,000	0	0
Income Tax Effects Allocated Directly to Equity, Employee Stock Options										0	474,000	(258,000)
Proceeds from disgorgement of stockholder short-swing profits, tax										$ 6,000	$ 29,000	$ 3,000